Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2025-03-06
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	This restatement does not have any impact on management’s or other employees’ compensation, as incentive compensation plans were based on the attainment of certain financial and operating metrics unaffected by the adjustments. Accordingly, the Company concluded that no recovery of erroneously awarded compensation was required pursuant to the Clawback Policy.